Goodwill and Other Intangible Assets - Schedule of Intangible Assets Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Weighted Average Life (In Years)	12 years	12 years	12 years
Gross Carrying Amount	$ 31,000	$ 31,000	$ 31,000
Accumulated Amortization	(7,086)	(5,176)	(2,629)
Net Carrying Amount	$ 23,914	$ 25,824	$ 28,371
Patents and Unpatented Technology
Finite Lived Intangible Assets [Line Items]
Weighted Average Life (In Years)	10 years	10 years	10 years
Gross Carrying Amount	$ 8,000	$ 8,000	$ 8,000
Accumulated Amortization	(2,226)	(1,627)	(827)
Net Carrying Amount	$ 5,774	$ 6,373	$ 7,173
Tradename and Trademarks
Finite Lived Intangible Assets [Line Items]
Weighted Average Life (In Years)	25 years	25 years	25 years
Gross Carrying Amount	$ 7,000	$ 7,000	$ 7,000
Accumulated Amortization	(779)	(568)	(288)
Net Carrying Amount	$ 6,221	$ 6,432	$ 6,712
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Weighted Average Life (In Years)	11 years	11 years	11 years
Gross Carrying Amount	$ 16,000	$ 16,000	$ 16,000
Accumulated Amortization	(4,081)	(2,981)	(1,514)
Net Carrying Amount	$ 11,919	$ 13,019	$ 14,486